Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

(in millions)	2025	2024	2023
Staff costs, maintenance costs and utilities(1)	$426	$389	$342
Depreciation of property, plant and equipment, right-of-use assets and amortization of intangible assets	38	26	25
Other(2)	(89)	12	106
Total	$375	$427	$473
(1)Staff costs, maintenance costs and utilities costs include share-based payments of $102 million, $98 million and $96 million for the years ended December 31, 2025, 2024 and 2023, respectively.
(2)Other primarily includes (gain) loss on tool sales, net professional charges, real estate transfer taxes, marketing expenses, facility costs and certain contract cancellation fees.